Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29423-0001/

November 30, 2005

BY COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549-7010

USA

Attention:	John Reynolds
Assistant Director

Dear Sirs/Mesdames:

Re: Glass Wave Enterprises, Inc. Amendment No. 2 to Registration Statement on Form SB-2 Filed on October 14, 2005 File No. 333-125222

                              Thank you for your letter of November 22, 2005 with respect to Amendment No. 2 to the Registration Statement on Form SB-2 filed by Glass Wave Enterprises, Inc. (the “Company”) on October 14, 2005.

We enclose three blacklined copies of Amendment No. 3 of the Form SB-2 (the “Form SB-2/A”). Page references used in this letter relate to the enclosed blacklined versions of the Form SB 2/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of November 22, 2005.

General

1.            In the next amendment, please correct the EDGAR submission to eliminate the empty spaces and/or blank pages noted throughout this amendment.

As requested, the Company has corrected the error to ensure that all empty spaces and/or blank pages in all future EDGAR submissions are eliminated.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

2.            In all future filings, a properly marked copy of the amended registration statement, clearly and concisely reflecting all changes in the registration statement from the previously-filed registration statement, should be filed via EDGAR.

The Company will ensure that, in all future filings, it will provide a marked copy of any amendments, which marked copy will reflect all changes in the amendment from the original document to which it relates.

3.            With respect to the staff’s previous comment #2 in our letter dated September 19, 2005, please add language in the prospectus cover page, Risk Factor section, and elsewhere throughout the prospectus to make clear that there is no assurance that the company’s common stock will be traded on the OTC Bulletin Board or other exchanges.

The Company has disclosed throughout the Form SB-2/A that there can be no assurance that the Company’s common stock will be traded on the OTC Bulletin Board or any other exchange.

Summary Financial Data, page 7

4.            Please revise to include summary financial data for all periods presented in the financial statements (i.e. include statements of operations data from November 25, 2004 (date of inception) through July 31, 2005).

The Company has revised the summary of financial data table on page 6 of the Form SB-2/A to disclose the statement of operations data from the date of inception to July 31, 2005.

Risk Factors

Risks Related to Our Business, page 7

5.            In the description beneath your initial risk factor, you state “[W]e except to generate a moderate positive cash flow from operations in the near term.” Please specify or explain what that means or delete.

The Company has deleted the reference to the Company’s expectation to generate moderate positive cash flow.

Selling Stockholders, page 14

6.            Please advise supplementally how these individuals were contacted. Was there any previous relationship between the selling stockholders and management of the company?

We are informed by the Company that all of the selling stockholders are close personal friends or business associates of Mr. Ku and we are further informed that Mr. Ku contacted each of the selling stockholders on an individual basis.

7.            Please expand this section to detail the terms of the prior private placements, including the price(s) paid for these shares.

As requested, the selling stockholder section on page 7 of the Form SB-2/A has been updated to include the terms of the private placements, including the price paid for such shares.

Description of Business, page 22

8.            With respect to the staff’s previous comment #8, please add your supplemental response #8 from counsel’s letter dated October 14, 20005 regarding the determination of the fair market value by Mr. Ku.

The Company has added the supplemental response from our letter dated October 14, 2005 regarding the determination of fair market value. The information is set out on page 24 of the Form SB-2/A.

Supplier Agreement, page 28

9.            We note that the company has entered into many verbal agreements for its business “even though it is not common practice to do so within our industry” as stated at the end of the last paragraph of this section. Please add another factor in the Risk Factor section that would address this company practice and the potential risk or harm it may expose the company to.

The Company has revised the disclosure in the Form SB-2/A regarding verbal agreements to clarify that it is common practice in the industry and common practice of the Company to establish contractual relationships with distributors and manufacturers (collectively, the “Suppliers”) by agreeing to a particular Supplier’s standard contractual terms when obtaining a customer account with the Supplier. Many of the Company’s contracts are based upon a relationship with Suppliers who do not require the Company to enter into a written agreement to purchase their products. By purchasing their products using a customer number and credit card authorization number specific to the customer, the customer agrees to the particular Suppliers’ standard contractual terms including price, inventory, risk and delivery. The standard terms typically state that prices are determined in accordance with fluctuating catalogue prices and state that availability of products/inventory is not assured. The standard practice in the industry is to include the standard terms on the Supplier’s website which is accessible by the customer when a customer account is established. The Company must view and agree to the standard terms before the Supplier will issue a customer number and credit card authorization number to the customer. As a result of this process, neither the Supplier nor the Company signs any written agreement and no paper is generated that evidences that the Company has entered into a written agreement. The standard terms are incorporated by reference into the application process for a customer number which dictate the terms by which products are purchased from the particular Supplier. The issuance of a customer number and credit card verification number is conditional upon acceptance of the particular Supplier’s standard terms. The Company has revised the Form SB-2/A on page 25 to include this information and clarify the process of entering into supplier agreements.

Currently, the Company purchases products from six distributors and three manufacturers. Three of the six distributors and one of the three manufacturers require the Company to establish a customer account based upon the process set out above. As disclosed in the Form SB-2/A, however, the Company purchased 99% of its products from Body Energy Club from the date of incorporation until the six months ended July 31, 2005. The contract with Body Energy Club is based entirely upon a verbal agreement between the parties.

The Company does not intend to file any Supplier agreements as exhibits to the Form SB-2/A because none of the written agreements constitute a material contract as determined in accordance with Item 601 of Regulation SB. This includes the four written Supplier agreements that the Company has entered into. Apart from the verbal contract with Body Energy Club, the other eight Supplier contracts collectively constitute approximately 1% of the products purchased by the Company from the date of the Company’s incorporation to the six months ended July 31, 2005.

The Company has added a risk factor on page 8 of the Form SB-2/A to disclose the risk that, because a majority of the Company’s products are purchased from a single Supplier pursuant to a verbal contract, and because the Company has entered into other verbal agreements, there is a risk that a dispute may arise regarding the interpretation and enforceability of one or more of the material terms of such agreements. The Company has disclosed throughout the Form SB-2/A, however, that due to the large number of alternative suppliers who offer health products and supplements on similar terms as Body Energy Club, the Company believes that the Company will be able to enter into a contract or establish a similar relationship with another supplier on substantially the same terms that exist between the Company and Body Energy Club and without significant adverse consequences to the Company’s business operations if the current verbal agreement with Body Energy Club is terminated.

Although a majority of the Company’s products are purchased from a single Supplier based on a verbal agreement, the Company has inserted a risk factor on page 9 of the Form SB-2/A to disclose that its operations may continue to be adversely affected if the Company purchases a greater percentage of its products from Suppliers based upon written or standard term contracts due to the fact that such contracts are typically subject to fluctuating price and inventory levels.

Financial Statements from November 25, 2004 (Date of Inception) to January 31, 2005

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies

i) Revenue Recognition, F-8

10.          We have read your response to comment 16 and are unclear how your accounting policy of recording product returns in which the returns in the subsequent month are removed from revenue and cost of sales in the month the sale occurred is in accordance with GAAP. More specifically, paragraph (7) of SFAS No. 48 states that if the criteria of paragraph (6) are met to recognize revenue any cost or losses expected in connection with returns must be accrued in accordance with SFAS 5. We would expect the company to make an estimate of expected returns each month based on historical experience. The difference between the actual returns and the estimate would be reconciled and recorded in the next monthly reporting period. If the company is unable to make reasonable estimates of returns (see paragraph (6)(f) of SFAS 48), than revenue shall not be recognized until the return privilege has substantially expired. Please advise.

As requested, the Company has revised note 2(i) of the audited and interim financial statements.

11.          Please disclose your policy for product returns and allowances and consider revising your critical accounting policies and estimates (page 20) to identify the methodology and significant estimates used by management in the revenue recognition process. Your critical accounting policy should explain how you assess returns of products, levels of inventory in the distribution channel, estimated shelf life, price changes for competitors and generics and expected introductions of new products that may result in larger than expected returns of current products.

As requested, the Company has revised note 2(i) and 2(e) of the audited and interim financial statements.

Interim Financial Statements for the Six-Months Ended July 31, 2005

General

12.          Please remove the interim financial statements for the three months ended July 31, 2005. Registration statements require interim financial statements for the year-to-date periods only, in the case, the six months ended July 31, 2005.

The Company has removed the interim financial statements for the three months ended July 31, 2005.

We look forward to any further comments you may have regarding this Form SB-2/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7731.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM/awm

cc:	Glass Wave Enterprises, Inc.
Attention: Chester Ku